UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE Form 13F FILED ON OR ABOUT FEBRUARY 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2003.

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ X]; Amendment Number: 2
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Managing Member
Phone:     (818)456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     November 05, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     5

Form13F Information Table Value Total:     $60,077 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHARMING SHOPPES INC           NOTE  4.750% 6/0 161133AC7     5107  6500000 PRN      SOLE                  6500000        0        0
GAP INC DEL                    NOTE  5.750% 3/1 364760AJ7    22043 17500000 PRN      SOLE                 17500000        0        0
MILLENNIUM PHARMACEUTICALS I   NOTE  5.500% 1/1 599902AB9     2888  3500000 PRN      SOLE                  3500000        0        0
NETWORKS ASSOCS INC            NOTE  5.250% 8/1 64123LAB7    17273 14000000 PRN      SOLE                 14000000        0        0
XL CAP LTD                     DBCV         5/2 98372PAB4    12766 20000000 PRN      SOLE                 20000000        0        0